Financial instruments - fair values and risk management - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021
Disclosure of detailed information about financial instruments
Financial assets, Carrying amount	€ 136,521	€ 127,164
Percentage of sales in functional currency	71.00%
Accumulated impairment [member]
Disclosure of detailed information about financial instruments
Financial assets, Carrying amount	€ (14,300)	(14,300)
Contract assets
Disclosure of detailed information about financial instruments
Contract assets Gross Carrying Amount	61,200	50,600
Contract assets | Accumulated impairment [member]
Disclosure of detailed information about financial instruments
Impairment loss allowance	(400)	(100)
Facility B | Senior Facilities Agreement [Member] | Stated Interest Of At least Zero Percent Or If Less Than Zero Percent Then Interest Rate Spread Of Three Point Five Percentage Points [Member]
Disclosure of detailed information about financial instruments
Estimated interest expense for the forthcoming year	1,800
RCF
Disclosure of detailed information about financial instruments
Undrawn borrowing facilities	220,000	220,000
Future annual interest expense	1,840	€ 1,840
RCF | Senior Facilities Agreement [Member]
Disclosure of detailed information about financial instruments
Line of credit maximum borrowing capacity	€ 220,000
Less Than or Equal to Three | RCF
Disclosure of detailed information about financial instruments
Leverage ratio	3.00	3.00
Less Than or Equal to Three | RCF | Senior Facilities Agreement [Member]
Disclosure of detailed information about financial instruments
Leverage ratio	3.00
Not Designated As Cash Flow Hedging Instruments [Member] | Forward contract | Currency risk | US Dollars
Disclosure of detailed information about financial instruments
Foreign currency exposure net liability asset	€ 614,000	€ 35,100
Not Designated As Cash Flow Hedging Instruments [Member] | Forward contract | Currency risk | Great Britain Pounds
Disclosure of detailed information about financial instruments
Foreign currency exposure net liability asset	€ 109,000	€ 49,300
No Customer
Disclosure of detailed information about financial instruments
Concentration of revenue percentage	10.00%	10.00%	10.00%